Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019	Mar. 16, 2018	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,513	$ 12,096	$ 11,408	$ 12,142	$ 12,089	$ 12,040	$ 10,957		$ 10,619	$ 10,321	$ 10,281	$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,832	11,450	10,815	11,531	11,495	11,463	10,442		10,138	9,860	9,831	9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,690	11,376	10,805	11,582	11,610	11,640	10,663		10,410	10,181	10,208	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,255,018	1,212,162	1,142,900	1,215,911	1,209,904	1,204,207	1,095,949		1,061,924	1,032,049	1,028,143	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,183,634	1,142,877	1,077,252	1,145,728	1,139,696	1,133,977	1,031,505	$ 1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306	12,179	11,123		10,681	10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306	12,179	11,123		10,681	10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306	12,179	11,123		10,681	10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,259,185	1,223,000	1,160,140	1,222,406	1,230,574	1,217,865	1,112,346		$ 1,068,092	$ 1,042,014	$ 1,039,472	$ 1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,177,736	$ 1,143,892	$ 1,085,098	$ 1,143,336	$ 1,150,976	$ 1,139,089	$ 1,040,396	$ 1,000,000